Debt (Warrants) (Details) (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2011 Credit Facility [Member]	Dec. 31, 2013 Senior Credit Facility [Member]	Dec. 31, 2013 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2012 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2013 Weighted Average [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	4,657,496	2,449,893	1,946,968	804,467	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.00						2.50	3.00	2.30	1.00	2.00	2.00	1.82
Warrants and Rights Outstanding					$ 325,000		$ 0	$ 93,000	$ 69,000
Additional warrants issued						140,000	335,425	40,000	50,000